FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9   -   FAIR VALUE MEASUREMENTS

Financial instruments consist of cash and cash equivalents, accounts receivable and payable, and other current liabilities. The carrying amounts of cash and cash equivalents, accounts receivable and payable, and other current liabilities approximate their respective fair values because of the short-term nature of those instruments.